Financial instruments by category (Details 1) - ARS ($) $ in Millions	Jun. 30, 2022	Jun. 30, 2021
Statement [Line Items]
Net amount presented	$ 44,130	$ 22,214
Net amount presented	79,190	106,710
Trade And Other Payables one [Member]
Statement [Line Items]
Gross amounts recognized	3,910	1,366
Gross amounts offset	530	3,363
Net amount presented	4,440	4,729
Trade And Other Receivables Excluding The Allowance For Doubtful Accounts And Other Receivables [Member]
Statement [Line Items]
Gross amounts recognized	12,587	15,221
Gross amounts offset	(530)	(3,363)
Net amount presented	$ 12,057	$ 11,858